Income Taxes	12 Months Ended
Oct. 31, 2024
Income Taxes
Income Taxes

Note 12 – Income Taxes

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

Ucare HK was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as Ucare HK has no assessable profits for the year ended October 31, 2024.

China

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the Cayman Islands statutory income tax rate to the Company’s pre-tax income as follows:

	For the Years Ended October 31,
	2024	2023
Income (loss) before income tax	$713,581	$(4,290,243)
Statutory tax rate in the PRC	25%	25%
Income tax expense at statutory tax rate	178,395	—
Non-deductible expenses	341,232	813,791
Change in valuation allowance	(69,429)	129,658
Income tax	$—	$—

The Company’s approximate net deferred tax assets as of October 31, 2024 and 2023 attributable to tax filings in the PRC were as follows:

	As of October 31,
Deferred tax assets:	2024	2023
Net operating loss carryforward	$3,650,478	$3,730,859
Valuation allowance	(3,650,478)	(3,730,859)
Bad debt expenses	91,969	56,085
Share-based compensation	609,526	586,055
Advertisement expenses	83,685	185,550
Sales commissions	149,284	176,203
Net deferred tax assets	$934,464	$1,003,893

Management has applied a valuation allowance to the total amount of deferred tax assets based on the determination that it is more likely than not that the deferred tax asset will not be realized. This determination was based on the historic and estimated future profitability of the entities to which the deferred tax assets relate.

The movement of valuation allowance as follows:

	As of October 31,
	2024	2023
Balance at beginning of the period	$1,003,893	$874,235
Additions	(69,429)	129,658
Balance at ending of the period	$934,464	$1,003,893

According to the Circular of relevant governmental regulatory authorities of Taxation on Extending the Loss Carry-over Period of High-tech Enterprises and High-tech SMEs (Cai Shui [2018] No. 76), from January 1, 2018, the enterprises that have the qualifications of high-tech enterprises or high-tech SMEs will be able to make up for the losses that have not been completed in the previous five years before the qualification year. The longest carry-over period is extended from 5 years to 10 years. As of October 31, 2024, the potential tax benefit arising from the loss carryforward will begin to expire in 2025.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As October 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. As of October 31, 2024, income tax returns for the tax years ended October 31, 2017 through October 31, 2018 remain open for statutory examination by PRC tax authorities.